Financial Instruments - Summary of Offsetting of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	$ 51	$ 186
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	51	186
Related Financial Liabilities Not Netted	0	0
Net Amount, Financial Assets	51	186
Gross Financial Liabilities	21	32
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	21	32
Related Financial Assets Not Netted	0	0
Net Amount	21	32
Derivative financial liabilities [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Liabilities	21	32
Gross Financial Assets Netted Against Liabilities	0	0
Net Financial Liabilities in the Consolidated Statement of Financial Position	21	32
Related Financial Assets Not Netted	0	0
Net Amount	21	32
Derivative financial assets [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets		123
Gross Financial Liabilities Netted Against Assets		0
Net Financial Assets in the Consolidated Statement of Financial Position		123
Related Financial Liabilities Not Netted		0
Net Amount, Financial Assets		123
Cash and cash equivalent [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross Financial Assets	51	63
Gross Financial Liabilities Netted Against Assets	0	0
Net Financial Assets in the Consolidated Statement of Financial Position	51	63
Related Financial Liabilities Not Netted	0	0
Net Amount, Financial Assets	$ 51	$ 63